RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2023	Apr. 30, 2023	Oct. 31, 2022	Sep. 30, 2022	Oct. 31, 2021	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Current accrued expenses and other current liabilities		$ 11,163	$ 33,918		$ 155,979	$ 2,740
Due to related party		$ 311,774
Chief Executive Officers [Member]
IfrsStatementLineItems [Line Items]
Due to related party
Nonadjusting event [member] | Chief Executive Officers [Member]
IfrsStatementLineItems [Line Items]
Due to related party	$ 311,774